Segment Information (Detail 3) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Segment Reporting Information
Net revenue	$ 51,463	$ 56,651	$ 55,273
Net property, plant and equipment:
Property, plant and equipment	1,492	2,797
U.S.
Segment Reporting Information
Net revenue	17,746	18,229	18,029
Net property, plant and equipment:
Property, plant and equipment	650	2,167
Other countries
Segment Reporting Information
Net revenue	33,717	38,422	$ 37,244
Net property, plant and equipment:
Property, plant and equipment	$ 842	$ 630